Derivatives - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Derivative [Line Items]
Notional amount	$ 35,067,000,000		$ 32,802,000,000
Invested assets supporting Modco	775,000,000		645,000,000
Loss reclassification from ACOI, estimated net amount to be transferred			8,000,000
Reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges	0	$ 0	0	$ 0
Derivative, fair value	(777,000,000)		1,779,000,000
Margin deposit assets	4,000,000		15,000,000
Derivative asset, collateral, obligation to return cash, offset	172,000,000		187,000,000
Securities received as collateral	30,000,000		262,000,000
Asset Pledged as Collateral | Cash Deposits
Derivative [Line Items]
Derivative, fair value	2,000,000		5,000,000
Asset Pledged as Collateral | Securities
Derivative [Line Items]
Derivative, fair value	270,000,000		106,000,000
Fair value securities
Derivative [Line Items]
Securities received as collateral	5,000,000		79,000,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	34,967,000,000		32,552,000,000
Derivative, fair value	(777,000,000)		1,779,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	$ 506,000,000		$ 276,000,000